Impairment reversal (impairment and disposals) of non-current assets (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of impairment losses recognized

	Notes	2023	2022	2021
Midwestern System	16(g)	-	205	(78)
Manganese	16(i)	-	(10)	(35)
Vale Nouvelle-Calédonie S.A.S. ("VNC")	16(m)	-	-	(98)
Impairment reversal (impairment) of non-current assets		-	195	(211)

Onerous contracts - Midwestern System	16(g)	-	916	(18)
Result of disposals of non-current assets and others		(266)	(338)	(197)
Result of disposals of non-current assets and others		(266)	578	(215)
Impairment reversal (impairment) and disposals of non-current assets		(266)	773	(426)

Summary of impairment test for the goodwill

	2023	2022
Carrying amount	1,473	1,367
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.0%	6.4%
Period of cash flow projections	2053	2052
Range of iron ore forecasted prices	US$/t 75 - 98	US$/t 75 - 95
Sensitivity of key assumptions	A 34% reduction in the long-term prices of all commodities or a 61% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 29% reduction in the long-term prices of all commodities or a 51% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Goodwill allocated to nickel operations

	2023	2022
Carrying amount	1,789	1,822
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	5.6% - 5.9%	4.5% - 5.3%
Period of cash flow projections	2034-2048	2032-2048
Range of nickel forecasted prices	US$/t 18,000 – 23,000	US$/t 21,000 – 24,000
Sensitivity of key assumptions	A 12.5% reduction in the long-term prices of all commodities would, alone, result in estimated recoverable amount equal to the carrying value of this group of CGUs.	A 23.7% reduction In the long-term prices of all commodities would, alone, result in estimated recoverable amount equal to the carrying value of this group of CGUs.

Other intangibles - Research and development project

	2023	2022
Carrying amount	568	528
Impairment testing results	The recoverable amount of the cash generating unit is higher than the carrying amount and, therefore, there is no impairment to be recognised.	The recoverable amount of the cash generating unit is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7%	6.4%
Beginning of operation and useful life	16 years of useful life considering the beginning of operation in 2025	16 years of useful life considering the beginning of operation in 2025
Range of iron ore forecasted prices	US$/t 80 - 98	US$/t 85 - 95
Sensitivity of key assumptions	A 7.5% reduction in the prices of all commodities or an 67% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this asset.	A 12.5% reduction in the prices of all commodities or an A 77% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this asset.